Taxes - Reconciliation of Expected Provision for Income Tax Recovery/Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Earnings (loss) before income taxes	$ (15,623)	$ 23,356
Expected income tax expense (recovery) at Canadian statutory income tax rate of 26.5% (2011- 28.25%)	(4,141)	6,598
Permanent differences	1,040	811
Effect of change in future expected tax rates	(1,199)	(1,287)
Effect of change to U.S. GAAP and functional currency		(4,685)
Reversal of previously recognized foreign tax credits	(84)
Foreign withholding taxes paid	129	264
Increase (decrease) in valuation allowance	3,152	(10,142)
Provision for income tax (recovery) expense	$ (1,103)	$ (8,441)